Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of December 31,
(in thousands)	2018	2019
Building and leasehold improvements	€120,738	€17,844
Capitalized software and software development costs	16,123	22,713
Computer equipment	15,231	18,215
Furniture and fixtures	6,285	6,031
Office equipment	2,167	2,330
Subtotal	160,544	67,133
Less: accumulated depreciation	25,697	33,995
Construction in process	27,154	34
Property and equipment, net	€162,001	€33,172